Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits

9Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors several voluntary 401(k) savings plans that cover all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be transferred without restriction among various investment options, including the Company’s common stock fund under one of the defined contribution plans. The Company also maintains a nonqualified, unfunded deferred compensation plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Health 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $314 million, $295 million and $251 million in 2017, 2016 and 2015, respectively.

Defined Benefit Pension Plans

As of December 31, 2016 and 2015, the Company sponsored seven defined benefit pension plans, all of which are closed to new participants. Two of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other five plans are unfunded nonqualified supplemental retirement plans. In 2015, the Company terminated its largest tax-qualified plan and in 2017, the Company terminated the other tax-qualified plan.

During the year ended December 31, 2017, the Company settled the pension obligations of its two tax-qualified plans by irrevocably transferring pension liabilities to an insurance company through the purchase of group annuity contracts and through lump sum distributions. These purchases, funded with pension plan assets, resulted in pre-tax settlement losses of $187 million in the year ended December 31, 2017, related to the recognition of accumulated deferred actuarial losses. The settlement losses are included in other expense in the consolidated statement of income.

The following tables outline the change in benefit obligations and plan assets over the comparable periods:

In millions	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$844	$844
Interest cost	20	27
Actuarial loss (gain)	(31)	13
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Benefit obligation at end of year	$131	$844

In millions	2017	2016
Change in plan assets:
Fair value of plan assets at the beginning of the year	$624	$613
Actual return on plan assets	32	26
Employer contributions	46	25
Benefit payments	(35)	(37)
Settlements	(667)	(3)
Fair value of plan assets at the end of the year	—	624

Funded status	$(131)	$(220)

The components of net periodic benefit costs for the years ended December 31 are shown below:

In millions	2017	2016	2015
Components of net periodic benefit cost:
Interest cost	$20	$27	$31
Expected return on plan assets	(20)	(32)	(33)
Amortization of net loss	21	32	21
Settlement losses	187	—	—
Net periodic pension cost	$208	$27	$19

Pension Plan Assumptions

The Company uses a series of actuarial assumptions to determine the benefit obligations and the net benefit costs. The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. In 2016, the discount rate for the qualified plan that had been terminated was determined by examining the current assumed lump sum and annuity purchase rates. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. Certain of the Company’s pension plans use assumptions on expected compensation increases of plan participants. These increases are determined by an actuarial analysis of the plan participants, their expected compensation increases, and the duration of their earnings period until retirement. Each of these assumptions is reviewed as plan characteristics change and on an annual basis with input from senior pension and financial executives and the Company’s external actuarial consultants.

The discount rate for determining plan benefit obligations was 3.5% in 2017 and 4.0% in 2016 for all plans, except the terminated qualified plan. The discount rate for the terminated qualified plan was 3.09% in 2016. The expected long-term rate of return for the plans ranged from 4.0% to 5.5% in 2017 and 2016. The rate of compensation increases for certain of the plans with active participants ranged from 4.0% to 6.0% in 2017 and 2016.

Return on Plan Assets

The Company’s investment strategy for its two qualified pension plans was liability management driven. The asset allocation targets were to hold fixed income investments based upon this strategy. The following tables show the fair value allocation of plan assets by asset category as of December 31, 2016.

	Fair value of plan assets at December 31, 2016
	Level 1	Level 2	Level 3	Total
Cash and money market funds	$8	$—	$—	$8
Fixed income funds	3	580	—	583
Equity mutual funds	33	—	—	33
Total assets at fair value	$44	$580	$—	$624

As of December 31, 2016, the Company’s qualified defined benefit pension plan assets consisted of 5% equity, 94% fixed income and 1% money market securities of which 7% were classified as Level 1 and 93% as Level 2 in the fair value hierarchy. The Company had no investments in Level 3 alternative investments during the year ended December 31, 2016.

As of December 31, 2017, the assets in the Company’s qualified defined benefit pension plans had been fully liquidated through the purchase of group annuity contracts and through lump sum distributions.

Cash Flows

The Company contributed $46 million, $25 million and $22 million to the pension plans during 2017, 2016 and 2015, respectively. The Company plans to make approximately $21 million in contributions to the pension plans during 2018. These contributions include contributions made to certain nonqualified benefit plans for which there is no funding requirement. The Company estimates the following future benefit payments which are calculated using the same actuarial assumptions used to measure the benefit obligation as of December 31, 2017:

In millions
2018	$21
2019	14
2020	12
2021	23
2022	8
Thereafter	31

Multiemployer Pension Plans

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans in which the Company participates are individually significant to the Company. Total Company contributions to multiemployer pension plans were $17 million in 2017, $15 million in 2016 and $14 million in 2015.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2017 and 2016, the Company’s other postretirement benefits had an accumulated postretirement benefit obligation of $25 million and $24 million, respectively. Net periodic benefit costs related to these other postretirement benefits were $1 million in both 2017 and 2016, and $2 million in 2015.

Pursuant to various collective bargaining agreements, the Company also contributes to multiemployer health and welfare plans that cover certain union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $58 million, $52 million and $60 million in 2017, 2016 and 2015, respectively.